Capital Structure - Outstanding preferred stock (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)	79,800	72,200
Aggregate liquidation preference	$ 1,995.0	$ 1,805.0
Aggregate dividend payment	134.0	$ 116.0	$ 116.0
Excess redemption price over carrying value	$ 13.0
Series A
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)	11,500	11,500
Aggregate liquidation preference	$ 287.5	$ 287.5
Dividend rate	5.625%
Dividends payable, amount per share (in usd per share)	$ 1.41	$ 1.41	$ 1.41
Aggregate dividend payment	$ 16.0	$ 16.0	$ 16.0
Series C
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)	0	15,400
Aggregate liquidation preference	$ 0.0	$ 385.0
Dividend rate	6.75%
Dividends payable, amount per share (in usd per share)	$ 1.69	$ 1.69	$ 1.69
Aggregate dividend payment	$ 26.0	$ 26.0	$ 26.0
Series D
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)	5,400	5,400
Aggregate liquidation preference	$ 135.0	$ 135.0
Dividend rate	6.625%
Dividends payable, amount per share (in usd per share)	$ 1.66	$ 1.66	$ 1.66
Aggregate dividend payment	$ 9.0	$ 9.0	$ 9.0
Series E
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)	29,900	29,900
Aggregate liquidation preference	$ 747.5	$ 747.5
Dividend rate	6.625%
Dividends payable, amount per share (in usd per share)	$ 1.66	$ 1.66	$ 1.66
Aggregate dividend payment	$ 49.0	$ 49.0	$ 49.0
Series F
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)	10,000	10,000
Aggregate liquidation preference	$ 250.0	$ 250.0
Dividend rate	6.25%
Dividends payable, amount per share (in usd per share)	$ 1.56	$ 1.56	$ 1.56
Aggregate dividend payment	$ 16.0	$ 16.0	$ 16.0
Series G
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)	23,000	0
Aggregate liquidation preference	$ 575.0	$ 0.0
Dividend rate	5.625%
Dividends payable, amount per share (in usd per share)	$ 1.41	$ 0	$ 0
Aggregate dividend payment	$ 18.0	$ 0.0	$ 0.0